Note 14 - Trade and Other Payables, and Other Current Liabilities - Summary of Trade and Other Payables, and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables due to third-party suppliers	$ 85,574	$ 72,694
Trade and other payables due to related parties (Note 17)	120	0
Value added tax	1,196	538
Payroll tax	2,630	2,052
Total trade and other payables	89,520	75,285
Accrued personnel expenses	13,514	13,039
Other current liabilities	759	182
Total other current liabilities	$ 14,273	$ 13,222